Key management compensation and related party transactions (Narrative) (Details)	12 Months Ended
	Oct. 31, 2023 USD ($) share	Oct. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Stock options granted | share	3,000,000
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | share	1,340,000
Corporation controlled by an officer [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties | $		$ 28,161
Director [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties | $	$ 2,173	$ 2,436